Stockholders' Equity - Additional Information (Detail) - $ / shares	Mar. 31, 2021	Nov. 10, 2020
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Par Value	$ 0.0001
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
Founder Shares [Member]
Common stock, threshold percentage on conversion of shares	20.00%
Class A Common Stock
Common Stock, Shares Authorized	125,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Issued	5,561,195
Common Stock, Shares Outstanding	5,561,195
Subject to Possible Redemption, Shares	19,873,805
Class B Common Stock
Common Stock, Shares Authorized	25,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Issued	6,358,750	7,187,500
Common Stock, Shares Outstanding	6,358,750	7,187,500